Performance Management - REYNOLDS BLUE CHIP GROWTH FUND	Jan. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compare to the performance of the S&P 500® Index, a broad-based securities market index. For additional information on this index, please see “Index Description” in this Prospectus. Please keep in mind that the Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.reynoldsfunds.com or by calling the Fund toll-free at (800) 773-9665.

Performance Past Does Not Indicate Future [Text]	Please keep in mind that the Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Bar Chart [Heading]	REYNOLDS BLUE CHIP GROWTH FUND (Total return per calendar year)
Bar Chart Closing [Text Block]
During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 28.42% (quarter ended June 30, 2020) and the lowest total return for a quarter was -20.59% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	28.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(20.59%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and after taxes on distributions when a capital loss occurs upon the redemption of Fund shares.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and after taxes on distributions when a capital loss occurs upon the redemption of Fund shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.reynoldsfunds.com
Performance Availability Phone [Text]	(800) 773-9665